UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 170.1%

Security	Principal Amount (000’s omitted)	Value
Education — 17.1%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,349,820
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	15,286,530
Houston, TX, Higher Education Finance Corp., (St. John’s School), 5.25%, 9/1/33	3,985	4,082,234
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,005,150
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	6,825,995
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	9,636,770
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,095,220
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	9,739,496
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,017,876
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	14,291,370
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,340,900
University of California, 5.25%, 5/15/39	4,450	4,714,553
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	10,735,300
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	14,759,435
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,211,408

		$142,092,057

Electric Utilities — 4.3%
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	$10,000	$9,566,300
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	9,834,000
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	7,613,601
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	4,858,785
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,521,380

		$35,394,066

General Obligations — 14.1%
Bloomfield Hills Schools, MI, 4.00%, 5/1/37	$750	$706,478
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,368,422
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,277,944
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,114,750
Hawaii, 5.00%, 12/1/29	7,620	8,354,492
Hawaii, 5.00%, 12/1/30	6,500	7,075,120
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,119,720
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	10,805,400
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/36(1)	12,075	12,732,121
New York, NY, 5.00%, 10/1/32	10,000	10,527,700
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	190,566
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	12,969,075
Oregon, 5.00%, 8/1/35(1)	6,750	7,187,535
Oregon, 5.00%, 8/1/36	2,000	2,110,900

Security	Principal Amount (000’s omitted)	Value
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	$7,500	$8,058,675
Virginia Beach, VA, 4.00%, 4/1/27	690	712,515
Virginia Beach, VA, 4.00%, 4/1/28	2,730	2,789,104
Washington, 4.00%, 7/1/28(1)	10,000	10,155,000

		$117,255,517

Hospital — 8.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,058,740
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,855,420
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	11,462,052
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,326,590
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	856,921
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,546,065
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	2,838,518
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,335,310
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	1,879,722
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	1,847,600
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,053,621
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,505,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,184,609
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	7,705,538
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41	35	34,946
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	11,482,175

		$70,973,327

Industrial Development Revenue — 0.4%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$3,620,433

		$3,620,433

Insured-Education — 3.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$17,704,491
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,262,812

		$25,967,303

Insured-Electric Utilities — 4.2%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,278,150
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	4,905	5,040,476
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	13,239,712
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,832,366
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,594,992

		$34,985,696

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.6%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,154,729
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,105,566

		$5,260,295

Insured-General Obligations — 10.4%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,284,675
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	7,901,563
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	7,237,082
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	29,750	22,100,680
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,093,730
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	9,344,184
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	95,242
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	10,977,923
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,309,337
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,028,119

		$86,372,535

Insured-Hospital — 16.6%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,640,637
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	10,968,650
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	11,523,460
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,297,320
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,826,119
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	14,987,244
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,514,725
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,768,509
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,774,797
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	18,300,697
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	535	541,548
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,200	3,239,168
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	13,487,204
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,174,515
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,140,654
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,310,501

		$137,495,748

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,102,330

		$9,102,330

Insured-Lease Revenue/Certificates of Participation — 5.0%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,161,191
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	24,887,760
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,347,750

		$41,396,701

Insured-Other Revenue — 4.5%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$24,883,470
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	4,541,536
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,680,150

		$37,105,156

Insured-Solid Waste — 0.6%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,121,008
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,753,274

		$4,874,282

Insured-Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$15,355,025
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	10,809,638
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	11,702,100
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	3,195,818
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,108,231

		$52,170,812

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,035	$7,488,476

		$7,488,476

Insured-Transportation — 22.4%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$20,960,938
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,528,900
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,005,040
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	1,810,962
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,573,925
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,022,237
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,153,266
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,292,989
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	1,345,352
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	3,100	307,520
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	15,000	3,598,500
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	7,474,254

Security	Principal Amount (000’s omitted)	Value
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$25,000	$5,185,250
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,187,426
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,953,640
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	21,809,815
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	14,517,720
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,893,849
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,509,874
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,095,784
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,239,251
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	21,869,200
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,058,500
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	792,212
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	895,791
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	427,700
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	13,569,670
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	15,845	12,631,634

		$185,711,199

Insured-Water and Sewer — 16.7%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,110,420
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,443,877
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,162,439
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,402,266
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,280,442
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,453,762
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	10,914,000
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	8,680	7,805,577
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	8,811,780
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	28,951,257
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,212,390
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,172,559
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	8,637,339
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,468,240
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,350,756
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	28,213,161

		$138,390,265

Lease Revenue/Certificates of Participation — 1.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,728,570
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	362,061
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	10,807,800

		$13,898,431

Other Revenue — 3.1%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,145,815
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,179,156
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,135	3,044,806
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,636,148

		$26,005,925

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,239,155

		$1,239,155

Special Tax Revenue — 9.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$21,343,400
Michigan Trunk Line Fund, 5.00%, 11/15/30	1,390	1,475,304
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,584,810
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,339,240
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,058,230
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	20,905,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,707,400
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,470,865
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	12,664,996

		$74,549,245

Transportation — 10.9%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,401,947
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,217,894
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,560,819
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,534,857
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	4,778,365
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	6,902,298
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	10,727,900
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,185,800
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	2,915	2,958,608
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	2,590	2,608,570
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,702,550
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	15,271,429
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,145,850
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,298,300

		$90,295,187

Water and Sewer — 8.3%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$10,794,200
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	2,883,483
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	4,836,600
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	963,557
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	1,784,220
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	2,635,907
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	10,402,860
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	10,549,100
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,484,015
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,425,884
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	10,644,800
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,675,036

		$69,079,662

Total Tax-Exempt Municipal Securities — 170.1% (identified cost $1,400,477,462)		$1,410,723,803

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(5)(6)	$125	$12,614
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	439	66,227

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $22,309)		$78,841

Total Investments — 170.1% (identified cost $1,400,499,771)		$1,410,802,644

Other Assets, Less Liabilities — (70.1)%		$(581,269,260)

Net Assets — 100.0%		$829,533,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.1%
Texas	12.1%
Others, representing less than 10% individually	75.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 21.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security is in default and making only partial interest payments.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	344 U.S. Long Treasury Bond	Short	$(44,875,245)	$(44,139,500)	$735,745

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $735,745.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$784,527,288

Gross unrealized appreciation	$48,845,314
Gross unrealized depreciation	(36,189,958)

Net unrealized appreciation	$12,655,356

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$1,410,723,803	$—	$1,410,723,803
Corporate Bonds & Notes	—	—	78,841	78,841
Total Investments	$—	$1,410,723,803	$78,841	$1,410,802,644
Futures Contracts	$735,745	$—	$—	$735,745
Total	$735,745	$1,410,723,803	$78,841	$1,411,538,389

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014